SHARE BASED COMPENSATION - Share Incentive Plan (Details) - shares	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE-BASED COMPENSATION
Granted (in shares)		10,849,000	7,576,000	7,348,000
Shares available for issuance
Balance at the beginning of the period (in shares)		13,833,000	20,483,000	6,357,000
Additions (in shares)				22,860,000
Granted (in shares)		(10,849,000)	(7,576,000)	(7,348,000)
Cancelled/forfeited (in shares)		1,903,000	926,000	1,300,000
Expired				(2,686,000)
Balance at the end of the period (in shares)		4,887,000	13,833,000	20,483,000
2017 Share Incentive Plan
SHARE-BASED COMPENSATION
Option granted vesting period (in years)	4 years
Expiration period (in years)	10 years
Class A Ordinary Shares | 2017 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum number of ordinary shares authorized for stock based compensation	22,859,634